Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000143962
Shareholder Report [Line Items]
Fund Name	The Gold Bullion Strategy Fund
Trading Symbol	QGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gold Bullion Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(855) 650-7453
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$108	1.95%Footnote Reference*

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 23.77% for the six months ended June 30, 2025, as gold continued its strong performance from 2024. The S&P 500 Index, the Fund’s benchmark, gained 6.20%. The S&P GSCI Gold Index earned 24.39% for the period.

Strategy

The Fund is designed to track the daily price movements of gold; thus, most of its performance is linked to gold’s gains or losses.

Techniques

The strong performance of Gold during the period was driven by a softening U.S. Dollar, trade uncertainty, and global central bank demand.

Adhering to its stated investment strategy, the Fund tracked closely with gold prices primarily by using futures contracts. The Fund was also able to take advantage of a more stable short-term interest rate environment to offset the majority of its total operating expenses via income generation, as illustrated in its relative performance versus the S&P GSCI Gold Index, benefiting shareholders.  The Fund will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Gold Bullion Strategy Fund	S&P 500 Index TR	S&P GSCI Gold Index
Apr-2016	$10,000	$10,000	$10,000
Jun-2016	$10,571	$10,036	$10,514
Jun-2017	$9,591	$11,832	$9,784
Jun-2018	$9,366	$13,533	$9,804
Jun-2019	$10,377	$14,942	$10,987
Jun-2020	$12,596	$16,064	$13,807
Jun-2021	$11,961	$22,617	$13,264
Jun-2022	$11,633	$20,216	$13,439
Jun-2023	$11,950	$24,177	$14,275
Jun-2024	$14,058	$30,114	$17,218
Jun-2025	$19,352	$34,681	$24,072

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (April 19, 2016)
The Gold Bullion Strategy Fund	23.77%	37.65%	8.97%	7.44%
S&P 500 Index TR	6.20%	15.16%	16.64%	14.48%
S&P GSCI Gold Index	24.39%	39.80%	11.76%	10.02%

Performance Inception Date	Apr. 19, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 145,385,621
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 488,983
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$145,385,621 Number of Portfolio Holdings17 Advisory Fee $488,983 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	1.4%
Exchange-Traded Funds	6.5%
Certificate Of Deposit	7.0%
Money Market Funds	85.1%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Gold	100%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	70.3%
First American Government Obligations Fund Class Z, 4.173%,	8.0%
Mount Vernon Liquid Assets Portfolio, 4.500%,	5.6%
iShares 0-3 Month Treasury Bond ETF	5.5%
Federal Agricultural Mortgage Corporation, 5.020%, 07/23/27	1.4%
SPDR Gold Shares	0.9%
Connexus Credit Union, 4.000%, 08/30/27	0.7%
BOM Bank, 4.550%, 09/13/27	0.7%
First National Bank of Mount Dora (The), 4.750%, 08/07/26	0.7%
US Bank NA, 4.600%, 08/28/26	0.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000126480
Shareholder Report [Line Items]
Fund Name	The Gold Bullion Strategy Fund
Trading Symbol	QGLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gold Bullion Strategy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(855) 650-7453
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$75	1.35%Footnote Reference*

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 24.20% for the six months ended June 30, 2025, as gold continued its strong performance from 2024. The S&P 500 Index, the Fund’s benchmark, gained 6.20%. The S&P GSCI Gold Index earned 24.39% for the period.

Strategy

The Fund is designed to track the daily price movements of gold; thus, most of its performance is linked to gold’s gains or losses.

Techniques

The strong performance of Gold during the period was driven by a softening U.S. Dollar, trade uncertainty, and global central bank demand.

Adhering to its stated investment strategy, the Fund tracked closely with gold prices primarily by using futures contracts. The Fund was also able to take advantage of a more stable short-term interest rate environment to offset the majority of its total operating expenses via income generation, as illustrated in its relative performance versus the S&P GSCI Gold Index, benefiting shareholders.  The Fund will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Gold Bullion Strategy Fund	S&P 500 Index TR	S&P GSCI Gold Index
Jun-2015	$10,000	$10,000	$10,000
Jun-2016	$11,254	$10,399	$11,225
Jun-2017	$10,270	$12,260	$10,446
Jun-2018	$10,087	$14,023	$10,467
Jun-2019	$11,244	$15,483	$11,730
Jun-2020	$13,734	$16,645	$14,740
Jun-2021	$13,122	$23,436	$14,161
Jun-2022	$12,832	$20,948	$14,347
Jun-2023	$13,263	$25,053	$15,240
Jun-2024	$15,691	$31,204	$18,383
Jun-2025	$21,740	$35,936	$25,700

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
The Gold Bullion Strategy Fund	24.20%	38.55%	9.62%	8.08%
S&P 500 Index TR	6.20%	15.16%	16.64%	13.65%
S&P GSCI Gold Index	24.39%	39.80%	11.76%	9.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 145,385,621
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 488,983
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$145,385,621 Number of Portfolio Holdings17 Advisory Fee $488,983 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	1.4%
Exchange-Traded Funds	6.5%
Certificate Of Deposit	7.0%
Money Market Funds	85.1%

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Gold	100%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.180%,	70.3%
First American Government Obligations Fund Class Z, 4.173%,	8.0%
Mount Vernon Liquid Assets Portfolio, 4.500%,	5.6%
iShares 0-3 Month Treasury Bond ETF	5.5%
Federal Agricultural Mortgage Corporation, 5.020%, 07/23/27	1.4%
SPDR Gold Shares	0.9%
Connexus Credit Union, 4.000%, 08/30/27	0.7%
BOM Bank, 4.550%, 09/13/27	0.7%
First National Bank of Mount Dora (The), 4.750%, 08/07/26	0.7%
US Bank NA, 4.600%, 08/28/26	0.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.